EQUITY METHOD INVESTMENTS (Details) $ in Thousands				12 Months Ended
	Mar. 25, 2015 shares	Mar. 25, 2015 Rate shares	Mar. 25, 2015 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2013
Schedule of Equity Method Investments [Line Items]
Shares received in transaction | shares	1
Share of results from associated company and gain on equity interest				$ 0	$ 0	$ 2,727
Dividends received from Avance Gas				$ 0	$ 0	4,101
Avance Gas [Member]
Schedule of Equity Method Investments [Line Items]
Stock dividends, shares | shares	4,100,000
Number of shares held by existing shareholders to qualify for stock dividend	60.74	60.74
Shares received in transaction | shares	1
Cash dividends			$ 10
Dividends, stock			$ 56,500
Shares, outstanding | shares	112,715	112,715	112,715
Share of results from associated company and gain on equity interest						2,700
Dividends received from Avance Gas						$ 4,100
Equity method investment, share conversion ratio	0.0165	0.0165	0.0165				0.0080